ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 158,028	$ 113,201
Total liabilities	108,651	81,320
Revenues	398,151	243,626	$ 227,539
Net loss	13,317	999	(59,601)
Net cash (used in) / provided by operating activities	29,314	1,882	(29,868)
Net cash provided by / (used in) investing activities	(1,836)	(681)	3,296
Net cash provided by financing activities	(3,686)	(551)	(3,365)
Consolidated VIEs
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	24,667	9,734
Total liabilities	5,178	1,147
Revenues	6,827	1,054	3
Net loss	(187)	(8,496)	(7,490)
Net cash (used in) / provided by operating activities	632	1,193	(7,519)
Net cash provided by / (used in) investing activities	826	(188)	$ 473
Consolidated VIEs | Pledge or collateralization
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	$ 0	$ 0